TRANSACTIONS WITH RELATED PARTIES (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
Summary of Controlled Entity of Related Party Transactions	The Group is controlled by:

Name	Nature	Main Activity	Location	Interest %
EBA Holding S.A.	54.09% of voting rights	Financial and Investment Matters	City of Buenos Aires - Argentina	19.07%

Compensation of Key Management Personnel
The composition of key personnel as of the indicated dates is as follows:

Composition of Key Personnel	09.30.24	12.31.23
Regular Directors (*)	114	88
General Manager	1	1
Area Managers and Other Leaders	92	90
Total	207	179
(*) It is composed of Regular Directors, members of the different Boards of Directors of the Company and its subsidiaries.
Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following chart, as of the indicated dates, shows the total credit assistance granted by the Group to key personnel, syndics, main shareholders, their relatives up to second degree of consanguinity or first of affinity (according to the Argentine Central Bank's definition of related natural person) and any company related to any of the above which consolidation is not required.

Items	09.30.24	12.31.23
Total Amount of Credit Assistance	29,843,777	36,670,345
Number of Recipients (quantities)	263	266
- Physical Persons	211	218
- Legal Persons	52	48
Average Amount of Credit Assistance	113,474	137,859
Maximum Assistance	2,896,657	9,923,443

Summary of Amounts of Related Party Transactions
Below, there appear the balances of transactions with related parties as of the indicated dates, which have been eliminated from the Consolidated Condensed Interim Financial Statements:

Items	09.30.24	12.31.23
ASSETS
Cash and Due from Banks	139,010,203	66,371,755
Debt Securities at Fair Value through Profit or Loss	3,261,586	28,608,649
Derivative Financial Instruments	—	13,023,883
Repurchase Transactions	20,477,074	43,100,856
Other Financial Assets	7,369,366	19,900,923
Loans and Other Financing	156,373,849	132,798,676
Other Debt Securities	283,293	—
Other Non-financial Assets	—	16
Total Assets	326,775,371	303,804,758

Items	09.30.24	12.31.23
LIABILITIES
Deposits	145,855,263	86,261,272
Derivative Financial Instruments	—	13,023,883
Repurchase Transactions	20,477,074	43,100,856
Other Financial Liabilities	15,733,437	15,316,876
Financing from the Argentine Central Bank and Other Financial Institutions	140,622,167	116,066,549
Issued Debt Securities	3,544,880	24,225,683
Subordinated Debt Securities	—	4,382,966
Insurance Contracts Liabilities	29,939	8,309
Other Non-Financial Liabilities	512,611	1,418,364
Total Liabilities	326,775,371	303,804,758

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
INCOME
Net Income from Interest	(28,112,193)	(15,389,531)	18,710,647	12,146,622
Net Fee Income	26,483,396	16,831,461	24,300,001	14,296,825
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	866,577	469,623	(21,196,246)	(13,520,465)
Other Operating Income	17,919,576	11,086,754	14,529,955	6,361,403
Insurance Business Result	(33,254,573)	(20,899,680)	(34,799,134)	(18,388,284)
Administrative Expenses	(408,746)	(343,578)	(1,496,050)	(859,814)
Other Operating Expenses	(9,208)	(10,127)	(88,349)	(51,668)
Total Income	(16,515,171)	(8,255,078)	(39,176)	(15,381)